Cash flow information (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of profit (loss) after income tax to net cash from (used in) operating activities [Abstract]
Profit/(loss) before income tax	$ 56,056	$ 3,087	$ (98,622)
Adjustments for [Abstract]
Depreciation and amortization	8,018	6,743	5,379
Impairment(reversal) of intangible assets	(768)	804	0
Fair value remeasurement of contingent consideration	11,062	34,275	16,707
Fair value remeasurement of provisions	730	(173)	1,017
Unwind of discount	37,398	12,782	6,287
Share-based payments	19,660	8,786	8,114
Foreign exchange losses	(17,317)	2,124	841
Interest paid	(4,730)	(785)	(408)
Income taxes paid	(2,809)	(10,253)	(2,278)
Change in assets and liabilities [Abstract]
(Increase) in trade and other receivables	(57,080)	(27,382)	(19,934)
(Increase) in inventory	(3,239)	(9,636)	(5,023)
(Increase)/decrease in other current assets	(10,864)	(10,451)	(6,441)
(Increase) in other non-current assets	555	(259)	(115)
Increase in trade creditors	43,904	33,704	30,451
Deduct trade and other payables capitalized to intangible assets	0	(4,385)	0
Contingent consideration payments classified as operating	(35,886)	(16,282)	0
Increase in employee benefit obligations	8,498	6,476	2,870
(Decrease) in provisions	(808)	0	0
(Decrease) in contract liabilities	(9,351)	(5,291)	(2,815)
Net cash from/(used in) operating activities	$ 43,029	$ 23,884	$ (63,970)